Taxes	12 Months Ended
Jun. 30, 2023
Taxes [Abstract]
TAXES

NOTE 14 – TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company and subsidiaries in BVI are not subject to tax on income or capital gains.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax.

Singapore

Subsidiaries in Singapore are subject to Singapore Corporate Income Tax rate at 17.0%, and foreign-derived income is exempted from income tax.

Mainland China

Under the Enterprise Income Tax (“EIT”) Law of PRC, enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and tax exemption may be granted if qualified. EIT Law grants a preferential tax rate to High and New Technology Enterprises (“HNTEs”). An enterprise qualified as HNTE and awarded with the “HNTE” certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company’s main operating subsidiary in PRC, was recognized as qualified HNTEs since 2013. Its latest qualified periods are for 2022 to 2024 and it enjoys a preferential tax rate of 15%. JAJI (Shanghai), the Company’s operating subsidiary in PRC, was recognized as qualified HNTEs since 2022. Its latest qualified periods are for 2022 to 2024 and it enjoys a preferential tax rate of 15%.

A qualified enterprise in encouraged industries registered in the Hainan Free Trade Port (“HFTP”) and engaged in substantive operations may enjoy a reduced EIT rate of 15%. CLPS Hainan, a Company’s subsidiary in the PRC, was recognized as a qualified enterprise engaged in encouraged industries registered in the Hainan Free Trade Port and engaged in substantive operations. It enjoys the reduced EIT rate of 15%.

Income (loss) before income taxes

	For the years ended June 30,
	2023	2022	2021
Mainland China	$4,350,067	$17,366,634	$14,814,221
Non- Mainland China	(3,580,421)	(9,682,434)	(6,493,761)
	$769,646	$7,684,200	$8,320,460

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended June 30,
	2023	2022	2021
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	115.5%	25.8%	19.1%
Effect of tax rate changes on deferred taxes	7.9%	(0.3)%	(0.5)%
Effect of PRC preferential tax rate and tax relief	(28.5)%	(10.1)%	(5.3)%
Tax exempt income	(5.1)%	-	-
Research and development credits	(230.4)%	(18.0)%	(28.9)%
Business Insurance	13.7%	1.5%	1.3%
Late payment interest	42.5%	0.5%	0.6%
Withholding tax	9.1%	-	11.7%
Depreciation and Amortization	7.5%	0.4%	(0.2)%
Investment gain/loss	43.2%	(1.5)%	(0.1)%
Statutory income/expense	(6.1)%	(1.4)%	1.6%
Intercompany transfers	(24.7)%	10.8%	7.5%
Deferred tax	-	-	(0.3)%
Change in valuation allowances	43.3%	6.6%	(16.7)%
Goodwill Provision	69.0%	-	-
Others	5.8%	0.5%	0.3%
Effective tax rate	87.7%	39.8%	15.1%

The provision (benefit) for income tax consists of the following:

	For the years ended June 30,
	2023	2022	2021
Current income tax	$410,317	$2,800,162	$1,670,733
Deferred income tax	264,027	245,830	(413,609)
Total provision for income tax expenses	$674,344	$3,045,992	$1,257,124

As of June 30, 2023, the Company had net operating loss carry forwards of approximately $1,950,947 from the Company’s PRC subsidiaries, which will expire between 2023 and 2028 if not utilized. As of June 30, 2023, the Company had net operating loss carry forwards of approximately $1,339,665, $262,813, $919,278, $270,086 and $41,493 from its operations in Singapore, Australia, Hong Kong, Japan and Philippines, respectively. The net operating losses in Singapore, Australia and Hong Kong will be carried forward indefinitely while the net operating losses in Japan and Philippines will be carried forward for 10 years and 5 years, respectively.

The significant components of the deferred tax assets and liabilities are as follows:

	As of June 30,
	2023	2022
Deferred tax assets:
Net operating loss carry forwards	$996,177	$743,898
Accrued expenses	39,516	163,497
Lease liability	169,375	-
Share of investee’s loss	27,078	129,191
Others	28,724	71,714
Valuation allowances	(1,009,596)	(781,260)
Total deferred tax assets	$251,274	$327,040

Deferred tax liabilities:
Right-of-use assets	$169,375	$-
Intangible assets	117,781	150,547
Share of investee’s income	67,601	-
Total deferred tax liabilities	$354,757	$150,547

Net deferred tax assets	81,899	327,040
Net deferred tax liabilities	185,382	150,547

As of June 30, 2023 and 2022, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative losses position and/or are not forecasted to turn profits in the foreseeable future.

For the years ended June 30, 2023,2022 and 2021, the Company accrued dividend distribution withholding tax for the remittance of earnings from subsidiaries in Mainland China to offshore entities of $70,016, nil and $994,941, respectively. As of June 30, 2023 and 2022, the Company intended to permanently reinvest the remaining undistributed earnings from PRC subsidiaries to fund future operations and thus no deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company’s subsidiaries established in the PRC.As of June 30, 2023 and 2022, the taxable temporary differences for unrecognized deferred tax liabilities related to investments in foreign subsidiaries were $23,459,996 and $23,731,272, respectively. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. Unrecognized tax benefits were presented in “other non-current liabilities” in the consolidated balance sheets. As of June 30, 2023, 2022 and 2021, the Company had unrecognized tax benefits of $2,442,085, $3,095,554 and $1,333,608, respectively, if ultimately recognized, will impact the effective tax rate. The Company has presented unrecognized tax benefits of $1,924,305, $2,497,005 and $1,750,616 on a net basis with deferred tax assets relating to tax losses carry forward, $21,256, $ 446,490 and $208,109 of which a full valuation allowance would otherwise be recorded as of June 30, 2023, 2022 and 2021. The Company recorded interests of $313,305 and zero penalties related to potential underpaid income tax expenses for the year ended June 30, 2023 and interests of $36,363 and zero penalties for the year ended June 30, 2022, $53,826 interests and zero penalties for the year ended June 30, 2021.

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	2023	2022	2021
Balance at July 1	$3,095,554	$1,333,608	$194,939
Increase	934,563	2,132,154	1,139,596
Decrease	(1,386,797)	(267,622)	(47,149)
Foreign currency translation adjustment	(201,235)	(102,586)	46,222
Balance at June 30	$2,442,085	$3,095,554	$1,333,608

As of June 30, 2023, the open tax years for Mainland China ranges from calendar year 2018 to calendar year 2022.

(b)	Tax Payables

The Company’s tax payables consist of the following:

	As of June 30,
	2023	2022

VAT payable	$654,799	$693,239
Corporate income tax payable	417,445	462,792
Withholding tax payable	343,753	349,582
Disability insurance fund payable	1,011,958	776,979
Other tax payables	75,420	72,474
Total tax payables	$2,503,375	$2,355,066